Note 5 - Property, Plant and Equipment, Net - Property, Plant, and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018		Mar. 25, 2017
Property, plant, and equipment, gross		$ 5,874		$ 5,566
Less: accumulated depreciation and amortization		(5,041)		(5,038)
Total	$ 760	833	[1]	528
Leasehold Improvements [Member]
Property, plant, and equipment, gross		633		327
Machinery and Equipment [Member]
Property, plant, and equipment, gross		4,333		4,330
Computer Equipment [Member]
Property, plant, and equipment, gross		681		678
Furniture and Fixtures [Member]
Property, plant, and equipment, gross		$ 227		$ 231

[1]	Derived from the audited consolidated financial statements as of and for the fiscal year ended March 31, 2018.